Financial assets and liabilities - Interest Rate Exposures (Details) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ 1,000,000			$ (81,000,000)	$ 19,000,000		$ (6,000,000)
Early debt redemption costs	(1,000,000)			$ 0	(1,000,000)		$ (18,000,000)
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ 1,000,000				$ 4,000,000
Percentage of possible change in risk variable	1.00%				1.00%			1.00%
Interest rate risk | Top of range
Disclosure of detailed information about hedging instruments [line items]
Reasonably possible change in risk variable impact on net earnings	$ 23,000,000				$ 23,000,000
Interest rate risk | Bottom of range
Disclosure of detailed information about hedging instruments [line items]
Reasonably possible change in risk variable impact on net earnings	27,000,000				27,000,000
Interest rate swaptions | Series M-53 Medium Term Notes
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 250,000,000
Interest rate swaptions | Series M-53 Medium Term Notes Debentures
Disclosure of detailed information about hedging instruments [line items]
Proceeds from sale of financial assets			2,000,000
Interest rate swaptions | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	1,000,000				1,000,000
Early debt redemption costs	1,000,000
Interest rate swaptions | Interest rate risk | 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	100,000,000				100,000,000
Interest rate swaptions | Interest rate risk | Series M-52 Medium Term Notes
Disclosure of detailed information about hedging instruments [line items]
Notional amount	375,000,000				375,000,000
Proceeds from sale of financial assets	3,000,000
Interest rate swaptions | Interest rate risk | Series M-57 Medium Term Notes
Disclosure of detailed information about hedging instruments [line items]
Proceeds from sale of financial assets	1,000,000
Interest rate swaptions | Interest rate risk | Series M-53 Medium Term Notes Debentures
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 425,000,000
Interest rate swap | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, at fair value								$ 27		$ 33
Financial instruments designated as hedging instruments, at fair value	5,000,000				5,000,000
Net gains (losses) on change in fair value of derivatives		$ 7				$ 6
Financial assets, at fair value	2,000,000				2,000,000
CARRYING VALUE	22,000,000				22,000,000				$ 14,000,000
Interest rate swap | Interest rate risk | Series M-52 Medium Term Notes | Maturing in 2030
Disclosure of detailed information about hedging instruments [line items]
Notional amount	375,000,000				375,000,000
Interest rate swap | Interest rate risk | Series M-57 Medium Term Notes | Maturing in 2032
Disclosure of detailed information about hedging instruments [line items]
Notional amount	200,000,000				200,000,000
Interest rate swap | Interest rate risk | Series M-53 Medium Term Notes | 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount									500,000,000
Currency basis rate swap contract | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 638,000,000				$ 638,000,000
Percentage of possible change in risk variable	0.10%				0.10%			0.10%
Reasonably possible change in risk variable impact on net earnings	$ 9,000,000				$ 9,000,000
Currency basis rate swap contract | Interest rate risk | 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	644,000,000				644,000,000
CARRYING VALUE	318,000,000				318,000,000
Increase (Decrease) In Notional Amount	6,000,000				6,000,000
Dividend rate reset of preference shares | Interest rate options | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	0				0				1,000,000
Net gains (losses) on change in fair value of derivatives	1,000,000				1,000,000
Preferred shares
Disclosure of detailed information about hedging instruments [line items]
Value of shares	$ 3,781,000,000				$ 3,781,000,000				3,870,000,000
Preferred shares | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Value of shares									$ 582,000,000